SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT	12 Months Ended
Dec. 31, 2022
Disclosure of share of associates and joint ventures’ profit (loss) [Abstract]
SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT	SHARE OF ASSOCIATES AND JOINT VENTURES' PROFIT

	US Dollars
Figures in millions	2022	2021	2020

Revenue	629	697	677
Operating costs and other expenses	(393)	(370)	(353)
Profit on sale of joint ventures	—	—	19
Net interest received	4	7	5
Profit (loss) before taxation	240	334	348
Taxation	(73)	(85)	(70)
Profit (loss) after taxation	167	249	278
Impairment investment in joint ventures (note 17)	(1)	—	—
Share of associates and joint ventures’ profit (loss) (note 30)	166	249	278